                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2819

                         Natixis Cash Management Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts   02116
--------------------------------------------------------------------------------
              (Address of principal executive offices)    (Zip code)

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO OF NATIXIS FUNDS]          ANNUAL REPORT

                                                                 June 30, 2007

Natixis Cash Management Trust - Money Market Series
(Formerly IXIS Cash Management Trust - Money Market Series)
      Reich & Tang Asset Management

                                          TABLE OF CONTENTS

                                          Management Discussion and
                                          Performance................... page 1

                                          Portfolio of Investments...... page 8

                                          Financial Statements.......... page 10

             NATIXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

PORTFOLIO PROFILE


Objective:
Seeks maximum current income consistent with preservation of capital and liquidity

--------------------------------------------------------------------------------
Strategy:
Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers

--------------------------------------------------------------------------------
Inception Date:
July 10, 1978

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEMXX
                                 Class B NMBXX
                                 Class C NVCXX

--------------------------------------------------------------------------------
Manager:
Molly J. Flewharty,
Reich & Tang Asset Management
(See Special Note on page 2)

--------------------------------------------------------------------------------
What You Should Know:
The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Management Discussion
--------------------------------------------------------------------------------

For the 12 months ended June 30, 2007, Natixis Cash Management Trust -- Money Market Series (formerly IXIS Cash Management Trust -- Money Market Series) maintained a constant price of $1.00 per share and provided a total return of 4.79% based on the net asset value of Class A shares and $0.0469 per share in reinvested dividends. The fund's seven-day SEC yield at the end of the period was 5.22%.

FED HOLDS RATES STEADY
During the months leading up to June 2006, the Federal Reserve Board completed an unprecedented series of 17 consecutive rate hikes in increments of 0.25%. However, since then Fed officials have neither raised nor lowered the federal funds rate (the rate banks charge one another on overnight loans). The rate remained at 5.25% throughout the fund's fiscal year.

The federal funds rate is critical to money market investors -- and to the U.S. economy as a whole -- because it influences yields on money market securities, as well as borrowing costs for consumers, homeowners, corporations and municipalities. Typically, the Fed adjusts interest rates up or down in an effort to keep the economy moving at a healthy pace, raising interest rates to slow growth if inflation appears to be a threat, and lowering rates if economic activity appears too slow. Despite dramatically higher energy prices (a potentially inflationary trend), mounting defaults on subprime mortgage loans and a slump in the housing market, the U.S. economy grew at a moderate pace during the fund's fiscal year, slowing only slightly from 2006.

At its meeting in June of 2007, the Fed once again decided to leave interest rates untouched, believing that the slower economy would help to contain inflation. This decision was hailed by some but disappointed those who had been hoping for a rate cut. Although the Fed's policy makers observed improvements in inflation, they were not ready to shift to a new policy.

FUND'S AVERAGE MATURITY REMAINED IN NEUTRAL
Our strategy remained consistent throughout the fiscal year ended June 30, 2007. We maintained the fund's average maturity in the one- to three-month range, which is regarded as a "neutral" strategy -- neither defensive nor aggressive. When we believe the time is right, we will extend the average maturity to capture higher rates. Our goal is to maintain stability while generating as much current income as possible, consistent with the fund's investment objective. At the same time, we strive to maintain flexibility in the portfolio by focusing on shorter-term securities so we can respond quickly to changes in interest rates.

At the start of the fund's fiscal year in July 2006, the fund's average maturity stood at 46 days. By the mid point in the fiscal year, at the end of December, the average maturity was 43 days, and as of June 30, 2007, it was 39 days.

COMMERCIAL PAPER REMAINS FOCUS OF PORTFOLIO
Commercial paper typically comprises the bulk of the fund's portfolio. The 12 months ended June 30, 2007 was no exception. These securities -- issued by companies rather than the U.S. government or its agencies -- tend to offer higher yields than Treasury securities and other types of money market instruments, with minimal additional risk, especially on the shorter end of the maturity spectrum.

In addition, a combination of variable-rate demand instruments and floating-rate notes accounted for approximately 28% of the fund's total assets. Yields on variable- and floating-rate securities rise and fall with day-to-day fluctuations in interest rates caused by market sentiment; if short-term rates edge upward, so too does the yield on the these securities. Although rates remained relatively steady, we felt it was important to maintain a position in these securities in anticipation of possible future rate hikes.

             NATIXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

--------------------------------------------------------------------------------


No federal government or agency securities were in the portfolio as of June 30, 2007. We tend to increase the fund's holdings in these top-quality issues during periods of economic uncertainty because they provide an extra measure of safety, although their yield is not as high as commercial paper. Because the economy appeared to be relatively healthy, we felt it was appropriate to focus on higher-yielding instruments.

FED'S NEXT MOVE MAY BE TOO CLOSE TO CALL
Given the changing economic data, many financial observers continue to debate whether the next move from Fed officials may be a rate hike or a cut. The Fed could choose to move in either direction, depending on economic data and their outlook for inflation.

Moreover, when the Fed met on August 7, statistics on the economy's second-quarter performance had not yet been finalized. The Fed decided to take no action at that meeting and many observers now believe they are likely to postpone any decision to change rates until their meeting on September 18, at the earliest.

We expect rates to remain unchanged at least through the end of the summer, and perhaps into late fall. Accordingly, we will continue to pursue the strategy we had in place throughout the 12 months ended June 30, 2007. We will monitor economic and market data closely, keeping average maturity on the shorter side to generate income without sacrificing flexibility, so we can move quickly into longer-term, higher-yielding issues when opportunities arise.

Special Note: Effective June 30, 2007, Molly Flewharty retired after more than 30 years as a manager of money market portfolios at Reich & Tang. Effective July 1, 2007, Robert Rickard, Senior Vice President at Reich & Tang, became portfolio manager of Natixis Cash Management Trust -- Money Market Series.


Annualized Seven-Day Yield -- June 30, 2007

Class A, B & C 5.22%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the fund's current earnings more closely than total return.

Average Annual Total Returns/1 /-- June 30, 2007


                            1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION
CLASS A (Inception 7/10/78)
Net Asset Value              4.79%  2.11%   3.22%         --

CLASS B (Inception 9/13/93)
Net Asset Value              4.79%  2.11%   3.22%         --

CLASS C (Inception 3/1/98)
Net Asset Value              4.79%  2.11%    --          3.10%
-------------------------------------------------------------------

/1/These returns include reinvestment of distributions, represent past performance and do not predict future results. Periods of less than one year are not annualized.
Expense Ratios


  Expense Ratios as Stated in the Most Recent Prospectus

Share Class Gross Expense Ratio* Net Expense Ratio**
----------------------------------------------------
     A             0.71%                0.65%
----------------------------------------------------
     B             0.71%                0.65%
----------------------------------------------------
     C             0.71%                0.65%
----------------------------------------------------

 * Before waivers and reimbursements.
 **After waivers and reimbursements. Expense reductions are contractual and are set to expire 8/31/08.

                            ADDITIONAL INFORMATION

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund's website at www.funds.natixis.com; and on the Securities and Exchange Commission's (SEC's) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the fund's website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs and ongoing costs, including management fees and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2007 through June 30, 2007. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table for each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS CASH MANAGEMENT TRUST -          BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
MONEY MARKET SERIES                             1/1/2007              6/30/2007             1/1/07- 6/30/07
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,023.70                  $3.16
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.67                  $3.16
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,023.70                  $3.16
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.67                  $3.16
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,023.70                  $3.16
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.67                  $3.16

*Expenses are equal to the fund's annualized expense ratio of 0.63% for Class
 A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS


The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund's advisory and subadvisory agreements (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Fund's investment advisers believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of peer groups of funds, (ii) information on the Fund's advisory and subadvisory fees and other expenses, including information comparing the Fund's expenses to those of peer groups of funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreements to the Fund's adviser and subadviser (collectively, the "Advisers"), and (v) information obtained through the completion of a questionnaire by the Advisers (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) each Adviser's financial results and financial condition, (ii) the Fund's investment objective and strategies and the size, education and experience of the Advisers' respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund's shares, (iv) the procedures employed to determine the value of the Fund's assets, (v) the allocation of the Fund's brokerage, if any, including allocations to brokers affiliated with the Advisers and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (vii) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with the annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund's investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund's peer group and total return information for various periods. The portfolio manager of the Fund or other representatives of the adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in June, 2007. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services provided to the Fund under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Fund and the resources dedicated to the Fund by the Advisers and their affiliates, including recent or planned investments by certain of the Advisers in additional personnel or other resources. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They considered the need for the Advisers to offer competitive compensation in order to attract and retain capable personnel.

The Trustees considered the advisory services provided by the Advisers to the Fund, including the monitoring and oversight services provided by Natixis Advisors. They also considered the administrative services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS


Investment performance of the Fund and the Advisers. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group of funds. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

The Board concluded that the Fund's performance and other relevant factors supported the renewal of the Agreements. These factors included the following:
(1) that the Fund's advisory fee had recently been reduced with the goal of helping the Fund's net return to shareholders become more competitive; and
(2) that reductions in the Fund's expense levels resulting from decreased expenses were not yet fully reflected in the Fund's performance results.

The Trustees also considered each Adviser's performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Fund and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and subadvisory services as well as the total expense levels of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund's advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating the Fund's advisory and subadvisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates. The Trustees noted that the Fund had a total expense ratio that was above the median of a peer group of funds. The Trustees considered the circumstances that accounted for such relatively higher expenses. The Trustees noted that the relatively higher expense ratios resulted to a significant extent from relatively higher expenses relating to items other than advisory fees. The Trustees also noted that management was proposing a new expense cap for the Fund, effective September 1, 2007.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Advisers' and their affiliates' relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and Fund growth on Adviser profitability, including information regarding resources spent on distribution activities and the increase in net sales for the family of funds. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Advisers had implemented breakpoints and/or expense caps.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to the Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Fund supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Fund through breakpoints in its investment advisory fees or other means, such as expense waivers. The Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Fund, as discussed above.

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS


After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether the Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Fund and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Fund.

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

.. so-called "fallout benefits" to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Fund. The Trustees also considered the fact that Natixis Advisors' parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing advisory and subadvisory agreements should be continued through June 30, 2008.

             NATIXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES*
                           PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007

  Principal
   Amount        Description                                                        Value (+)
------------------------------------------------------------------------------------------------
Commercial Paper -- 50.1% of Net Assets
                 Asset-Backed -- 8.8%
$  11,000,000    Chesham Finance LLC,
                 5.400%, 7/02/2007(b)                                            $    10,998,350
   10,186,000    Triple-A One Funding Corp., (Credit Support: MBIA Insured),
                 5.280%, 7/05/2007(b)                                                 10,180,024
                                                                                 ---------------
                                                                                      21,178,374
                                                                                 ---------------
                 Banking -- 14.3%
    5,000,000    Yorkshire Building Society,
                 5.200%, 7/18/2007                                                     4,987,722
   10,000,000    Britannia Building Society,
                 5.240%, 8/02/2007                                                     9,953,422
   10,000,000    Anglo Irish Bank Corp. PLC,
                 5.230%, 12/17/2007(b)                                                 9,754,481
   10,000,000    ICICI Bank Ltd., (Credit Support: Fortis Bank)
                 5.120%, 2/01/2008                                                     9,694,222
                                                                                 ---------------
                                                                                      34,389,847
                                                                                 ---------------
                 Diversified Financial Services -- 3.8%
    2,000,000    Fountain Square Commercial Funding Corp.,
                 5.370%, 7/02/2007(b)                                                  1,999,702
    2,263,000    Yorktown Capital LLC,
                 5.280%, 7/05/2007(b)                                                  2,261,672
    5,000,000    Fountain Square Commercial Funding Corp.,
                 5.270%, 7/11/2007(b)                                                  4,992,680
                                                                                 ---------------
                                                                                       9,254,054
                                                                                 ---------------
                 Financial -- 4.0%
    2,600,000    Danske Corp.,
                 5.260%, 7/10/2007                                                     2,596,581
    7,000,000    Danske Corp.,
                 5.240%, 8/20/2007                                                     6,949,056
                                                                                 ---------------
                                                                                       9,545,637
                                                                                 ---------------
                 Education -- 5.0%
   12,000,000    Johns Hopkins University,
                 5.305%, 7/10/2007                                                    12,000,000
                                                                                 ---------------
                 Health Care - Services -- 4.2%
   10,000,000    Dean Health Systems, Inc., (Credit Support: Marshall & Ilsley),
                 5.280%, 7/12/2007                                                     9,983,867
                                                                                 ---------------
                 Special Purpose -- 7.5%
    4,088,000    Old Slip Funding LLC,
                 5.290%, 7/09/2007(b)                                                  4,083,194
    1,972,000    Greyhawk Funding LLC,
                 5.280%, 7/11/2007(b)                                                  1,969,108
    7,000,000    Old Slip Funding LLC,
                 5.310%, 7/18/2007(b)                                                  6,982,447
    5,000,000    Greyhawk Funding LLC,
                 5.265%, 9/17/2007(b)                                                  4,942,963
                                                                                 ---------------
                                                                                      17,977,712
                                                                                 ---------------
                 Trade Receivables -- 2.5%
    6,000,000    Govco LLC,
                 5.240%, 8/21/2007(b)                                                  5,955,460
                                                                                 ---------------
                 Total Commercial Paper (Identified Cost $120,284,951)               120,284,951
                                                                                 ---------------
Certificates of Deposit -- 27.8%
    5,000,000    Norddeutsche Landesbank Girozentrale,
                 5.333%, 7/16/2007                                                     5,000,005
   11,700,000    Wachovia Bank,
                 5.435%, 7/20/2007                                                    11,700,545

  Principal
   Amount        Description                                                    Value (+)
-----------------------------------------------------------------------------------------------
Certificates of Deposit --continued
$  10,000,000    HBOS Treasury Services PLC,
                 5.410%, 8/24/2007                                           $     9,998,087
    5,000,000    Calyon North America, Inc.,
                 5.320%, 9/05/2007(c)                                              5,000,000
    5,000,000    Svenska Handelsbanken,
                 5.365%, 10/26/2007                                                4,999,615
    5,000,000    Royal Bank of Canada,
                 5.400%, 11/09/2007(d)                                             5,000,000
    5,000,000    Landesbank Baden Wurtemburg,
                 5.325%, 11/19/2007                                                5,000,000
    5,000,000    Canadian Imperial Bank of Commerce,
                 5.380%, 11/26/2007(c)                                             4,999,805
    5,000,000    HSH Nordbank AG,
                 5.290%, 3/13/2008(c)                                              4,999,655
   10,000,000    Bank of Montreal,
                 5.400%, 6/17/2008(c)                                             10,000,000
                                                                             ---------------
                 Total Certificates of Deposit (Identified Cost $66,697,712)      66,697,712
                                                                             ---------------
Medium Term Notes -- 4.2%
                 Broker/Dealer -- 2.1%
    5,000,000    Merrill Lynch & Co., Inc.,
                 5.400%, 7/03/2008(c)(e)                                           5,001,825
                                                                             ---------------
                 Financial -- 2.1%
    5,000,000    General Electric Capital Corp.,
                 5.445%, 10/17/2007(c)(e)                                          5,000,000
                                                                             ---------------
                 Total Medium Term Notes (Identified Cost $10,001,825)            10,001,825
                                                                             ---------------
Variable Rate Demand Notes -- 14.0%
                 Financial -- 1.3%
    3,130,000    MOB Management One LLC, (Credit Support: Columbus Bank &
                 Trust),
                 5.650%, 12/01/2031(f)                                             3,130,000
                                                                             ---------------
                 Municipal -- 8.3%
    5,000,000    Chicago, IL, Series B, (Credit Support: FGIC Insured),
                 5.320%, 1/01/2019(f)                                              5,000,000
   10,000,000    Colorado, Southern Ute Indian Tribe Reservation,
                 5.430%, 1/01/2027(f)                                             10,000,000
    5,000,000    Connecticut State Housing Finance Authority,
                 (Credit Support: AMBAC Indemnity),
                 5.350%, 5/15/2033(f)                                              5,000,000
                                                                             ---------------
                                                                                  20,000,000
                                                                             ---------------
                 Real Estate -- 4.2%
      139,000    Sheffield Realty LLC, (Credit Support: AmSouth Bank),
                 5.400%, 4/01/2012(f)                                                139,000
      810,000    Shayeson-Huff Properties LLC, (Credit Support: US Bank),
                 5.480%, 11/01/2016(f)                                               810,000
    1,750,000    Jobs Co. LLC (The), (Credit Support: First Commercial),
                 5.420%, 2/01/2022(f)                                              1,750,000
      641,000    Pine Tree Country Club, (Credit Support: AmSouth Bank),
                 5.390%, 8/01/2023(f)                                                641,000
    4,295,000    Storage World, LLC, (Credit Support: Regions Bank),
                 5.350%, 12/01/2024(f)                                             4,295,000
    2,515,000    J&M, LLC, (Credit Support: First Commercial),
                 5.520%, 10/01/2026(f)                                             2,515,000
                                                                             ---------------
                                                                                  10,150,000
                                                                             ---------------

                See accompanying notes to financial statements.

             NATIXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES*
                     PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2007

  Principal
   Amount     Description                                                            Value (+)
--------------------------------------------------------------------------------------------------
              Special Purpose -- 0.2%
$     445,000 Tanner & Guin LLC, (Credit Support: AmSouth Bank),
              5.400%, 9/01/2029(f)                                                $       445,000
                                                                                  ---------------
              Total Variable Rate Demand Notes (Identified Cost $33,725,000)           33,725,000
                                                                                  ---------------
Time Deposit -- 4.0%
    9,600,000 National Bank of Canada,
              5.400%, 7/02/2007                                                         9,600,000
                                                                                  ---------------
              Total Time Deposit (Identified Cost $9,600,000)                           9,600,000
                                                                                  ---------------
              Total Investments -- 100.1% (Identified Cost $240,309,488)(a)           240,309,488
              Other assets less liabilities--(0.1)%                                      (127,169)
                                                                                  ---------------
              Total Net Assets -- 100%                                            $   240,182,319
                                                                                  ===============
            * Formerly IXIS Cash Management Trust -- Money Market Series
              (see Note 6 of Notes to Financial Statements).
          (+) See Note 2a of Notes to Financial Statements.
          (a) The aggregate cost for federal income tax purposes was
              $240,309,488.
          (b) Security exempt from registration under Section 4(2) of the
              Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of
              1933. At June 30, 2007, these securities amounted to
              $64,120,081 which represents 26.7% of net assets.
          (c) Floating rate note. Rate shown is as of June 30, 2007.
          (d) This security is callable prior to maturity on specific dates.
          (e) Illiquid security. At June 30, 2007, the value of these securities amounted to $10,001,825 or 4.2% of net assets.
          (f) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.
        AMBAC American Municipal Bond Assurance Corp.
         FGIC Financial Guarantee Insurance Company
         MBIA Municipal Bond Investors Assurance

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                      Certificates of Deposit        27.8%
                      Banking                        14.3
                      Asset-Backed                    8.8
                      Municipal                       8.3
                      Special Purpose                 7.7
                      Financial                       7.4
                      Education                       5.0
                      Real Estate                     4.2
                      Health Care -- Services         4.2
                      Time Deposit                    4.0
                      Diversified Financial Services  3.8
                      Trade Receivables               2.5
                      Broker/Dealer                   2.1

                See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

June 30, 2007


                                                      Natixis Cash
                                                    Management Trust*
                                                  ---------------------
                                                  ---------------------
        ASSETS
         Investments, at amortized cost           $         240,309,488
         Cash                                                    62,276
         Receivable for Fund shares sold                        542,956
         Interest receivable                                  1,686,968
                                                  ---------------------
           TOTAL ASSETS                                     242,601,688
                                                  ---------------------
        LIABILITIES
         Payable for Fund shares redeemed                     1,846,150
         Dividends payable                                       27,132
         Management fees payable (Note 4)                        66,684
         Deferred Trustees' fees (Note 4)                       310,093
         Administrative fees payable (Note 4)                    11,540
         Other accounts payable and accrued
           expenses                                             157,770
                                                  ---------------------
           TOTAL LIABILITIES                                  2,419,369
                                                  ---------------------
        NET ASSETS                                $         240,182,319
                                                  =====================
        NET ASSETS CONSIST OF:
         Paid-in capital                          $         240,152,757
         Undistributed net investment income                     29,562
                                                  ---------------------
        NET ASSETS                                $         240,182,319
                                                  =====================
        COMPUTATION OF NET ASSET VALUE AND
         OFFERING PRICE:
         Class A shares: (redemption price per
           share is equal to net asset value
           less any applicable contingent
           deferred sales charge) (Note 1)
           Net assets                             $         221,142,828
                                                  =====================
           Shares of beneficial interest                    221,112,017
                                                  =====================
           Net asset value and offering price
            per share                             $                1.00
                                                  =====================
         Class B shares: (redemption price per
           share is equal to net asset value
           less any applicable contingent
           deferred sales charge) (Note 1)
           Net assets                             $          17,126,949
                                                  =====================
           Shares of beneficial interest                     17,128,718
                                                  =====================
           Net asset value and offering price
            per share                             $                1.00
                                                  =====================
         Class C shares: (redemption price per
           share is equal to net asset value
           less any applicable contingent
           deferred sales charge) (Note 1)
           Net assets                             $           1,912,542
                                                  =====================
           Shares of beneficial interest                      1,912,237
                                                  =====================
           Net asset value and offering price
            per share                             $                1.00
                                                  =====================

* Formerly IXIS Cash Management Trust - Money Market Series (See Note 6 of Notes to Financial Statements).

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Year Ended June 30, 2007

                                                           Natixis Cash
                                                         Management Trust*
                                                       ---------------------
                                                       ---------------------
  NET INVESTMENT INCOME
    Interest                                           $          13,692,228
                                                       ---------------------
    Expenses
     Management fees (Note 4)                                        892,072
     Trustees' fees and expenses (Note 4)                             62,147
     Administrative fees (Note 4)                                    142,420
     Custodian fees and expenses                                      37,357
     Transfer agent fees and expenses - Class A                      483,174
     Transfer agent fees and expenses - Class B                       38,025
     Transfer agent fees and expenses - Class C                        3,980
     Audit fees                                                       23,150
     Legal fees                                                        9,697
     Shareholder reporting expenses                                   52,420
     Registration fees                                                54,288
     Miscellaneous expenses                                           18,129
                                                       ---------------------
    Total expenses                                                 1,816,859
     Less expense offset (a)                                         (95,841)
                                                       ---------------------
    Net expenses                                                   1,721,018
                                                       ---------------------
    Net investment income                                         11,971,210
                                                       ---------------------
  REALIZED GAIN ON INVESTMENTS                                           372
                                                       ---------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $          11,971,582
                                                       =====================

* Formerly IXIS Cash Management Trust - Money Market Series (See Note 6 of Notes to Financial Statements).
(a)Represents minimum balance fees deducted from shareholder accounts and retained by the Fund, as described in the Fund's prospectus.

                See accompanying notes to financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS



                                                      Natixis Cash Management Trust*
                                               --------------------------------------------
                                                    Year Ended             Year Ended
                                                   June 30, 2007          June 30, 2006
                                               ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income                         $          11,971,210  $           9,950,902
 Net realized gain on investments                                372                  3,276
                                               ---------------------  ---------------------
 Net increase in net assets resulting from
   operations                                             11,971,582              9,954,178
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                               (11,014,765)            (9,167,041)
   Class B                                                  (865,824)              (720,581)
   Class C                                                   (90,629)               (63,275)
                                               ---------------------  ---------------------
 Total distributions                                     (11,971,218)            (9,950,897)
                                               ---------------------  ---------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
 Proceeds from sale of shares                            397,344,436            391,863,262
 Net asset value of shares issued in
   connection with the reinvestment of
   distributions                                          11,707,712              9,749,672
 Cost of shares redeemed                                (424,686,319)          (464,497,028)
                                               ---------------------  ---------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
 SHARE TRANSACTIONS                                      (15,634,171)           (62,884,094)
                                               ---------------------  ---------------------
 Net decrease in net assets                              (15,633,807)           (62,880,813)
                                               ---------------------  ---------------------
NET ASSETS
 Beginning of the year                                   255,816,126            318,696,939
                                               ---------------------  ---------------------
 End of the year                               $         240,182,319  $         255,816,126
                                               =====================  =====================
UNDISTRIBUTED NET INVESTMENT INCOME            $              29,562  $              26,461
                                               =====================  =====================

* Formerly IXIS Cash Management Trust - Money Market Series (See Note 6 of Notes to Financial Statements).

                See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.

                              Income from investment operations:     Less distributions:
                              ---------------------------------- ---------------------------

                   Net asset
                    value,                                         Dividends
                   beginning                      Total from          from
                      of      Net investment      investment     net investment     Total
                     year         income          operations         income     distributions
                   ---------- --------------      ----------     -------------- -------------
   Class A, B, C
  6/30/2007        $     1.00   $   0.0469        $   0.0469       $  (0.0469)   $  (0.0469)
  6/30/2006              1.00       0.0351            0.0351          (0.0351)      (0.0351)
  6/30/2005              1.00       0.0126            0.0126          (0.0126)      (0.0126)
  6/30/2004              1.00       0.0022            0.0022          (0.0022)      (0.0022)
  6/30/2003              1.00       0.0076            0.0076          (0.0076)      (0.0076)


(a)Represents expenses net of minimum balance fees deducted from shareholder accounts and retained by the Fund, as described in the Fund's prospectus.

                See accompanying notes to financial statements.

                                              Ratios to average net assets:
                                          -------------------------------------

                              Net assets,
   Net asset                    end of     Gross        Net
   value, end    Total return    year     expenses    expenses   Net investment
    of year          (%)        (000's)     (%)         (%)        income (%)
   ----------    ------------ ----------- --------- ---------    --------------
   $     1.00           4.8   $  240,182       0.71      0.67(a)        4.69
         1.00           3.6      255,816       0.82       N/A           3.45
         1.00           1.3      318,697       1.02       N/A           1.24
         1.00           0.2      368,546       0.94       N/A           0.21
         1.00           0.8      458,957       0.88       N/A           0.77

                         NOTES TO FINANCIAL STATEMENTS

June 30, 2007

1. Organization. Natixis Cash Management Trust -- Money Market Series (formerly IXIS Cash Management Trust -- Money Market Series) (the "Fund") is the only series of Natixis Cash Management Trust (formerly IXIS Advisor Cash Management Trust) (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A, Class B and Class C shares. On June 1, 2007, the Board of Trustees of the Trust approved the termination of offering of Class B shares. No new accounts will be opened in Class B shares after July 30, 2007. No additional investments into Class B shares may be made after October 12, 2007. Existing Class B shares may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus. The classes of the Fund enable shareholders of another Natixis Fund or Loomis Sayles Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front-end sales charge. Shares acquired by exchange of shares from another Natixis Fund may be subject to a contingent deferred sales charge if the shares exchanged were subject to a contingent deferred sales charge. For exchanges into the Fund, the holding period for determining the contingent deferred sales charge for Class B and Class C shares will stop and resume only when an exchange into an applicable Fund occurs.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income.

Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement 109 ("FIN 48") was issued and became effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Subsequent thereto, the United States Securities and Exchange Commission ("SEC") indicated that it would not object if a fund first adopts FIN 48 on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2007. Notwithstanding the projected regulatory implementation date of December 31, 2007 for the Fund, Management has already implemented FIN 48 and has performed an analysis of the Fund's tax positions taken or that will be taken on federal and state tax returns that remain subject to examinations (tax years ended June 30, 2004 -- 2007) in connection with the adoption of FIN 48 and has concluded that no provision for income tax is required. Accordingly, there is no impact on the Fund's net assets at June 30, 2007 or results of operations for the year then ended. Additionally, Fund Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

During the years ended June 30, 2007 and June 30, 2006, distributions of $11,971,218 and $9,950,897, respectively, were paid to shareholders from ordinary income on a tax basis.

June 30, 2007


At June 30, 2007, the Fund had undistributed ordinary income on a tax basis of $366,787. The difference between the components of distributable earnings on a tax basis and the amounts reported on the Statement of Assets and Liabilities are primarily due to deferred Trustees' fees and dividends payable.

f. Other. The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

g. Indemnifications. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h. New Accounting Pronouncements. In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

3. Investment Transactions. For the year ended June 30, 2007, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $8,080,304,169 and $8,101,951,214, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Natixis Asset Management Advisors, L.P. ("Natixis Advisors") (formerly IXIS Asset Management Advisors, L.P.) serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

                      Percentage of Average Daily Net Assets
    ---------------------------------------------------------------------------
       First         Next         Next         Next         Next        Over
    $250 million $250 million $500 million $500 million $500 million $2 billion
-   ------------ ------------ ------------ ------------ ------------ ----------
       0.35%        0.33%        0.31%        0.26%        0.25%       0.20%

For the year ended June 30, 2007, management fees for the Fund were $892,072 (0.35% of average daily net assets).

Natixis Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to Natixis Advisors are reduced in the amount of payments to Reich & Tang. Natixis Advisors and Reich & Tang are wholly-owned subsidiaries of Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group, L.P.), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France. Certain officers and directors of Natixis Advisors are also officers or Trustees of the Fund.

Effective September 1, 2007, Natixis Advisors has given a binding undertaking to the Fund to defer its management fees and/or reimburse certain expenses associated with the Fund to limit its operating expenses. This undertaking is in effect until August 31, 2008 and will be reevaluated on an annual basis. The expense limits as a percentage of average daily net assets under the expense limitation agreements are 0.65% for Class A, Class B and Class C shares of the Fund.

b. Administrative Expense. Natixis Advisors provides certain administrative services to the Fund and subcontracts with State Street Bank and Trust Company ("State Street Bank") to serve as subadministrator. Natixis Advisors is a wholly owned subsidiary of Natixis US.

Pursuant to an agreement among the Trust, Natixis Funds Trust I (formerly IXIS Advisor Funds Trust I), Natixis Funds Trust II (formerly IXIS Advisor Funds Trust II), Natixis Funds Trust III (formerly IXIS Advisor Funds Trust III), Natixis Funds Trust IV (formerly IXIS Advisor Funds Trust IV) ("Natixis Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and Natixis Advisors (the "Administrative Services Agreement"), the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

Effective July 1, 2007, pursuant to an amendment to the Administrative Services Agreement among the Trust, Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis Advisors, the Fund will pay Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the

June 30, 2007

Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion, and 0.0450% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

For the year ended June 30, 2007, the Fund paid $142,420 to Natixis Advisors for administrative fees.

c. Distribution Agreement. Natixis Distributors, L.P. ("Natixis Distributors") (formerly IXIS Asset Management Distributors, L.P.), a wholly-owned subsidiary of Natixis US, is the Fund's distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

d. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the Natixis Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

5. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                                    Year Ended        Year Ended
                                                                   June 30, 2007     June 30, 2006
                                                                 ----------------  ----------------
Class A
   Issued from the sale of shares                                     390,333,502       381,616,552
   Issued in connection with the reinvestment of distributions         10,797,329         9,006,881
                                                                 ----------------  ----------------
                                                                      401,130,831       390,623,433
   Redeemed                                                          (413,258,211)     (451,796,430)
                                                                 ----------------  ----------------
   Net change                                                         (12,127,380)      (61,172,997)
                                                                 ----------------  ----------------
Class B
   Issued from the sale of shares                                       5,506,206         8,462,489
   Issued in connection with the reinvestment of distributions            824,826           684,466
                                                                 ----------------  ----------------
                                                                        6,331,032         9,146,955
   Redeemed                                                            (9,629,351)      (11,196,687)
                                                                 ----------------  ----------------
   Net change                                                          (3,298,319)       (2,049,732)
                                                                 ----------------  ----------------
Class C
   Issued from the sale of shares                                       1,504,728         1,784,221
   Issued in connection with the reinvestment of distributions             85,557            58,325
                                                                 ----------------  ----------------
                                                                        1,590,285         1,842,546
   Redeemed                                                            (1,798,757)       (1,503,911)
                                                                 ----------------  ----------------
   Net change                                                            (208,472)          338,635
                                                                 ----------------  ----------------
   Increase (decrease) from capital share transactions                (15,634,171)      (62,884,094)
                                                                 ================  ================

6. Subsequent Events. Effective August 1, 2007, the name of the investment adviser to the Fund changed from IXIS Asset Management Advisors, L.P. to Natixis Asset Management Advisors, L.P. and the name of the Fund's distributor changed from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P.

Effective August 6, 2007, IXIS Advisor Cash Management Trust was renamed Natixis Cash Management Trust and the name of the Fund changed from IXIS Cash Management Trust -- Money Market Series to Natixis Cash Management Trust -- Money Market Series.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Natixis Cash Management Trust (formerly IXIS Advisor Cash Management Trust) and Shareholders of Natixis Cash Management Trust -- Money Market Series (formerly IXIS Cash Management Trust -- Money Market Series):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Natixis Cash Management Trust -- Money Market Series (the "Fund"), a series constituting Natixis Cash Management Trust, at June 30, 2007, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 15, 2007

                        TRUSTEE AND OFFICER INFORMATION

The table below provides certain information regarding the Trustees and officers of Natixis Cash Management Trust (the "Trust"). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Statement of Additional Information includes information about the Trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

                       Position(s) Held with the                                   Number of Portfolios in
                         Trust, Length of Time       Principal Occupation(s)       Fund Complex Overseen***
Name and Date of Birth Served and Term of Office*     During Past 5 Years**      and Other Directorships Held
---------------------- --------------------------     ---------------------      ----------------------------

INDEPENDENT TRUSTEES

Graham T. Allison, Jr.          Trustee,          Douglas Dillon Professor and   37
(3/23/40)                      since 1984         Director of the Belfer Center  Director, Taubman Centers,
                          Contract Review and     for Science and International  Inc. (real estate investment
                          Governance Committee    Affairs, John F. Kennedy       trust)
                                 Member           School of Government,
                                                  Harvard University

Charles D. Baker                Trustee,          President and Chief Executive  37
(11/13/56)                     since 2005         Officer, Harvard Pilgrim       None
                          Contract Review and     Health Care (health plan)
                          Governance Committee
                                 Member

Edward A. Benjamin              Trustee,          Retired                        37
(5/30/38)                      since 2003                                        None
                        Chairman of the Contract
                         Review and Governance
                               Committee

Daniel M. Cain                  Trustee,          President and Chief Executive  37
(2/24/45)                      since 1996         Officer, Cain Brothers &       Director, Sheridan Healthcare
                         Chairman of the Audit    Company, Incorporated          Inc. (physician practice
                               Committee          (investment banking)           management); Trustee,
                                                                                 Lexington Strategic Asset
                                                                                 Corporation (realty
                                                                                 investment trust)

Richard Darman                  Trustee,          Partner, The Carlyle Group     37
(5/10/43)                      since 1996         (investments); formerly,       Director and Chairman of
                          Contract Review and     Professor, John F. Kennedy     Board of Directors, AES
                          Governance Committee    School of Government,          Corporation (international
                                 Member           Harvard University             power company)

Jonathan P. Mason               Trustee,          Chief Financial Officer, Cabot 37
(8/30/58)                      since 2007         Corp. (specialty chemicals);   None
                         Audit Committee Member   formerly, Vice President and
                                                  Treasurer, International Paper
                                                  Company; formerly, Chief
                                                  Financial Officer, Carter Holt
                                                  Harvey (forest products)

                        TRUSTEE AND OFFICER INFORMATION

                        Position(s) Held with the                                      Number of Portfolios in
                          Trust, Length of Time         Principal Occupation(s)        Fund Complex Overseen***
Name and Date of Birth  Served and Term of Office*       During Past 5 Years**       and Other Directorships Held
----------------------  --------------------------       ---------------------       ----------------------------

Sandra O. Moose         Chairperson of the Board of President, Strategic Advisory     37
(2/17/42)                Trustees, since November   Services (management              Director, Verizon
                                   2005             consulting); formerly, Senior     Communications;
                                 Trustee,           Vice President and Director,      Director, Rohm and Haas
                                since 1982          The Boston Consulting Group,      Company (specialty
                         Ex officio member of the   Inc. (management consulting)      chemicals);
                            Audit Committee and                                       Director, AES Corporation
                            Contract Review and                                       (international power
                           Governance Committee                                       company)

Cynthia L. Walker                Trustee,           Executive Dean for                37
(7/25/56)                       since 2005          Administration (formerly, Dean    None
                          Audit Committee Member    for Finance and CFO), Harvard
                                                    Medical School

INTERESTED TRUSTEES

Robert J. Blanding/1/            Trustee,           President, Chairman, Director,    37
(4/14/47)                       since 2003          and Chief Executive Officer,      None
555 California Street                               Loomis, Sayles & Company,
San Francisco, CA 94104                             L.P.; President and Chief
                                                    Executive Officer - Loomis
                                                    Sayles Funds I; Chief Executive
                                                    Officer - Loomis Sayles Funds II

John T. Hailer/2/                Trustee,           President and Chief Executive     37
(11/23/60)                      since 2000          Officer, Natixis Asset            None
                            President and Chief     Management Advisors, L.P.,
                             Executive Officer      Natixis Distributors, L.P. and
                                                    Natixis Global Associates, Inc.;
                                                    Executive Vice President,
                                                    Loomis Sayles Funds I;
                                                    President, Loomis Sayles Funds
                                                    II President and Chief Executive
                                                    Officer, Natixis Funds Trust I,
                                                    Natixis Funds Trust II, Natixis
                                                    Funds Trust III and Natixis
                                                    Funds Trust IV

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term.

** Each person listed above, except as noted, holds the same position(s) with the Trust. Previous positions during the past five years with Natixis Distributors, L.P. (the "Distributor"), Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), or Loomis, Sayles & Company, L.P. ("Loomis Sayles") are omitted if not materially different from a Trustee's or officer's current position with such entity.

***The Trustees of the Trust serve as trustees of a fund complex that includes all series of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and the Trust (together the "Natixis Funds and Loomis Sayles Funds Trusts"). The number of portfolios overseen does not include AEW Real Estate Income Fund, which liquidated on April 13, 2007.

/1 /Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust:
    President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

/2 /Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of Natixis Distribution Corporation ("Natixis Distribution Corporation"); and President and Chief Executive Officer of Natixis Advisors, Natixis Global Associates, Inc. and the Distributor.

                        TRUSTEE AND OFFICER INFORMATION


OFFICERS OF THE TRUST
                                             Position(s) Held with the
                                             Trust Term of Office and                Principal Occupation(s)
       Name and Date of Birth                 Length of Time Served*                  During Past 5 Years**
       ----------------------                 ----------------------                  ---------------------

Coleen Downs Dinneen                     Secretary, Clerk and Chief Legal     Senior Vice President, General
(12/16/60)                                            Officer                 Counsel, Secretary and Clerk
                                               since September 2004           (formerly, Deputy General Counsel,
                                                                              Assistant Secretary and Assistant
                                                                              Clerk), Natixis Distribution
                                                                              Corporation, Natixis Distributors,
                                                                              L.P. and Natixis Asset
                                                                              Management Advisors, L.P.

Russell L. Kane                         Chief Compliance Officer, since May   Chief Compliance Officer for
(7/23/69)                               2006; Anti-Money Laundering Officer   Mutual Funds, Senior Vice
                                          since April 2007; and Assistant     President, Deputy General Counsel,
                                             Secretary since June 2004        Assistant Secretary and Assistant
                                                                              Clerk, Natixis Distributors, L.P.
                                                                              Natixis Distribution Corporation;
                                                                              and Natixis Asset Management
                                                                              Advisors, L.P.; formerly, Senior
                                                                              Counsel, Columbia Management
                                                                              Group.

Michael C. Kardok                       Treasurer, Principal Financial and    Senior Vice President, Natixis Asset
(7/17/59)                                       Accounting Officer            Management Advisors, L.P. and
                                                since October 2004            Natixis Distributors, L.P.; formerly,
                                                                              Senior Director, PFPC Inc.

John E. Pelletier                             Chief Operating Officer         Executive Vice President and Chief
(6/24/64)                                      since September 2004           Operating Officer (formerly, Senior
                                                                              Vice President, General Counsel,
                                                                              Secretary and Clerk), Natixis
                                                                              Distributors, L.P. and Natixis Asset
                                                                              Management Advisors, L.P.;
                                                                              Executive Vice President and Chief
                                                                              Operating Officer (formerly, Senior
                                                                              Vice President, General Counsel,
                                                                              Secretary and Clerk), Natixis
                                                                              Distribution Corporation.

* Each officer of the Trust serves for an indefinite term in accordance with their current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted, if not materially different from a Trustee's or officer's current position with such entity.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee.
Ms. Cynthia L. Walker, Mr. Daniel M. Cain and Mr. Jonathan P. Mason are members of the audit committee and have been designated as "audit committee financial experts" by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Fund.

   The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                                               Audit-related
                                 Audit fees      fees/1/      Tax fees/2/  All other fees/3/
                               --------------- ------------- ------------- -----------------
                                2006    2007    2006   2007   2006   2007   2006     2007
                               ------- ------- ------  ----  ------ ------  ------   ----
Cash Management Trust          $22,750 $28,950 $3,679  N/A   $1,250 $1,657 $2,755    N/A

--------
    1. Audit-related fees consist of the performance of agreed-upon procedures related to 1) the Trust's deferred compensation plan and 2) a change in the Trust's custodian.
    2. Tax fees consist of a review of the Trust's year-end shareholder reporting.
    3. Other fees consist of a review of income and expense allocation methods in conjunction with the annual renewal of the Trust's management contract.

Aggregate fees billed to the Registrant for non-audit services during 2006 and 2007 were $7,684 and $1,657, respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates.

   The following table sets forth the non-audit services provided by the Registrant's principal accountant to Natixis Asset Management Advisors, L.P. and entities controlling, controlled by or under common control with Natixis Asset Management Advisors, L.P. that provide ongoing services to the Registrant ("Control Affiliates") for the last two fiscal years.

                                 Audit-related fees     Tax fees     All other fees
                                 ------------------ ---------------- --------------
                                  2006      2007     2006     2007    2006    2007
                                 --------- -------- ------- -------- -------- -----
  Control Affiliates             $67,250   $11,612  $93,550 $102,235 $45,800  N/A

Aggregate fees billed to Control Affiliates for non-audit services during 2006 and 2007 were $206,600 and $113,847, respectively.

Audit Committee Pre Approval Policies.

   Annually, the Registrant's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

   If, in the opinion of management, a proposed engagement by the Registrant's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

   None of the audit-related, tax and other services provided by the Registrant's principal accountant were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

   (a) (1) Code of Ethics required by Item 2 hereof, filed herewith as exhibit (a)(1).
   (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as exhibits (a)(2)(1) and (a)(2)(2), respectively.

   (a) (3) Not applicable.
   (b) Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    Natixis Cash Management Trust

                                    By:    /s/ John T. Hailer
                                           --------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ John T. Hailer
                                           --------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  August 21, 2007

                                    By:    /s/ Michael C. Kardok
                                           --------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  August 21, 2007